Non-Controlling Interest (Details) - Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Levo Mobility LLC [Member]
Condensed Income Statements, Captions [Line Items]
Net income (loss) attributable to non-controlling interests	$ 8,285	$ (168,985)	$ 23,039	$ (459,863)	$ (538,841)